Net Loss From Continuing Operations - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) From Continuing Operations [Abstract]
Interest income on deposits	$ 3,077	$ 2,847	$ 2,870
Others	106	99	72
Finance income	$ 3,183	$ 2,946	$ 2,942